Accounts receivable from subscribers, distributors, recoverable taxes contractual assets and other, net	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Accounts receivable from subscribers, distributors, recoverable taxes contractual assets and other, net
Note 5. Accounts receivable from subscribers, distributors, recoverable taxes contractual assets and other, net
a)
An analysis of accounts receivable by component at December 31, 2022 and 2023 is as follows:

	At December 31,
	2022	2023
Subscribers and distributors	Ps.154,659,093	Ps.156,569,986
Telecommunications carriers for network interconnection and other services	3,519,170	2,960,653
Recoverable taxes	46,947,187	57,501,535
Sundry debtors	16,528,588	12,302,877
Contract assets	28,573,717	25,062,219
Allowance of expected credit losses	(42,079,056)	(38,194,997)

Total net	Ps.208,148,699	Ps.216,202,273
Non-current subscribers, distributors and contractual assets	8,724,497	9,400,123

Total current subscribers, distributors and contractual assets	Ps.199,424,202	Ps.206,802,150

b) Changes in the allowance of the expected credit losses is as follows:

	For the years ended December 31,
	(1) 2021		2022		2023
Balance at beginning of year	Ps.	(44,551,735)	Ps.	(41,835,826)	Ps.	(42,079,056)
Increases recorded in expenses (i)		(10,212,490)		(12,197,447)		(12,021,598)
Write-offs		11,682,343		9,162,382		11,392,722
Incorporation (spin-off) (ii)		—		—		(3,002)
Translation effect		1,246,056		2,791,835		4,515,937

Balance at year end	Ps.	(41,835,826)	Ps.	(42,079,056)	Ps.	(38,194,997)

(1)	Discontinued operations
i)	Includes discontinued operation of Panama and Chile in joint venture. See note 2Ac.
ii)	This figure is related to the spin-off of Telekom Austria AG.
c) The following table shows the aging of accounts receivable at December 31, 2022 and 2023, for subscribers and distributors:

Past due
	Total	Unbilled services provided	a-30 days	31-60 days	61-90 days	Greater than 90 days
December 31, 2022	Ps.154,659,093	Ps.66,839,514	Ps.31,726,606	Ps.4,099,261	Ps.2,574,082	Ps.49,419,630
December 31, 2023	Ps.156,569,986	Ps.94,822,572	Ps.15,595,155	Ps.4,533,856	Ps.2,543,476	Ps.39,074,927
d) The following table shows the accounts receivable from subscribers and distributors included in the allowance for expected credit losses of trade receivables, as of December 31, 2022 and 2023:

	Total	1-90 days	Greater than 90 days
December 31, 2022	Ps.42,079,056	Ps.4,207,906	Ps.37,871,150
December 31, 2023	Ps.38,194,997	Ps.2,989,388	Ps.35,205,609
e) An analysis of contract assets and liabilities at December 31, 2022 and 2023 is as follows:

	2022		2023
Contract Assets:
Balance at the beginning of the year	Ps.	30,901,277	Ps.	28,573,717
Additions		28,262,872		24,666,211
Business combination		404,489		—
Disposals		(5,238,752)		(4,672,331)
Amortization		(22,926,487)		(19,998,178)
Translation effect		(2,829,682)		(3,507,200)

Balance at the end of the year	Ps.	28,573,717	Ps.	25,062,219
Non-current contract assets	Ps.	880,860	Ps.	1,149,202

Current portion contracts assets	Ps.	27,692,857	Ps.	23,913,017